GOODWILL (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) reportingUnit	Dec. 31, 2019 USD ($)
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 154,381,000	$ 157,860,000
Goodwill acquired	11,076,000	0
Foreign currency translation adjustments	10,088,000	(3,479,000)
Balance at end of year	$ 175,545,000	154,381,000
Number of reporting units | reportingUnit	2
Impairment loss	$ 0	0
Previously Reported
Changes in the carrying amount of goodwill
Balance at beginning of year	154,381,000	211,074,000
Balance at end of year		154,381,000
Revision of Prior Period, Adjustment
Changes in the carrying amount of goodwill
Balance at beginning of year	0	(53,214,000)
Balance at end of year		0
loT Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	121,429,000
Balance at end of year	138,630,000	121,429,000
Embedded Broadband
Changes in the carrying amount of goodwill
Balance at beginning of year	32,952,000
Balance at end of year	$ 36,915,000	$ 32,952,000